Fair Value of Financial Instruments Not Accounted For at Fair Value - Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis (Detail) - USD ($)
$ in Thousands
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Carrying Amount Asset	$ 28,798	$ 57,272	$ 66,863	$ 87,779
Senior unsecured bond, Carrying Amount (Liability)	(100,000)	(125,000)
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)	(704,360)	(628,872)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Fair Value Asset	28,798	57,272
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Senior unsecured bond, Fair Value (Liability)	(99,500)	(127,423)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Secured term loan facilities and revolving credit facility, Fair Value (Liability)	$ (618,611)	$ (553,346)